Form N-1A Cover	Jul. 31, 2024
Prospectus [Line Items]
Document Effective Date	Jun. 16, 2025
Document Creation Date	Jun. 16, 2025
Document Type	497
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund IV
Entity Central Index Key	0001517936
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
First Trust Commercial Mortgage Opportunities ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Notwithstanding anything to the contrary in the Fund’s Prospectus or Statement of Additional Information, effective June 30, 2025, the Fund’s annual unitary management fee will be reduced to 0.45% of the Fund’s average daily net assets.

Accordingly, at such time, the “Fees and Expenses of the Fund” section in the Fund’s prospectus is replaced in its entirety with the following:

Fees and Expenses of the Fund

The following table describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. Investors may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses(1)	0.00%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.46%
(1)	“Other Expenses” is an estimate based on the expenses the Fund expects to incur for the current fiscal year.

Example

The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then hold or sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$47	$148	$258	$579